Consolidated Segment Data (Details) - Schedule of the total assets by segment - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Consolidated Segment Data (Details) - Schedule of the total assets by segment [Line Items]
Total assets	$ 61,166,974	$ 41,752,237
Secured logistics [Member]
Consolidated Segment Data (Details) - Schedule of the total assets by segment [Line Items]
Total assets	25,315,845	27,653,957
Information security [Member]
Consolidated Segment Data (Details) - Schedule of the total assets by segment [Line Items]
Total assets	615,517	672,215
Robotics AI solutions [Member]
Consolidated Segment Data (Details) - Schedule of the total assets by segment [Line Items]
Total assets	23,577,547	6,655,610
General security solutions [Member]
Consolidated Segment Data (Details) - Schedule of the total assets by segment [Line Items]
Total assets	4,260,811
Corporate and others [Member]
Consolidated Segment Data (Details) - Schedule of the total assets by segment [Line Items]
Total assets	$ 7,397,254	$ 6,770,455